Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Cash flows (used in) from operating activities:
Net (loss) income attributable to owners of the Company		$ (5,838)	$ (12,779)	$ (18,686)
Net (loss) income from discontinued operations			(552)	(381)
Net (loss) income from continuing operations		(5,838)	(12,227)	(18,305)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization		5,458	4,845	3,859
Impairment of long-lived assets			309	46
Net change of operating lease right-of-use assets and liabilities		(816)	2,297
Leasehold inducements received	[1]	1,125	583
Operating lease modifications		(482)
Amortization of debt costs		282	288	332
Other operating activities, net		(15)	312	364
(Increase) decrease in:
Accounts receivable, other receivables and long-term receivables		(1,298)	(5,415)	1,407
Inventories		4,110	(10,358)	(6,714)
Prepaids and other current assets		(37)	135	2,787
Increase (decrease) in:
Accounts payable		(10,636)	18,735	5,562
Accrued liabilities and other long-term liabilities		6,424	(2,729)	6,322
Net cash (used in) provided by operating activities from continuing operations		(1,723)	(3,225)	(4,340)
Net cash (used in) provided by operating activities from discontinued operations			(552)	(381)
Net cash provided by (used in) operating activities		(1,723)	(3,777)	(4,721)
Cash flows (used in) provided by investing activities:
Additions to property and equipment		(2,976)	(5,832)	(11,580)
Additions to intangible assets and other assets		(16)	(600)	(2,031)
Net cash used in investing activities from continuing operations		(2,992)	(6,432)	(13,611)
Cash flows provided by (used in) financing activities:
Increase (decrease) in bank indebtedness		(4,820)	10,842	10,096
Increase in long-term debt		10,000		12,500
Repayment of long-term debt			(831)	(3,121)
Repayment of obligations under finance lease in 2021 and 2020, capital leases in 2019		(50)	(289)	(269)
Payment of loan origination fees and costs		(49)		(591)
Exercise of stock options and warrants		876
Other financing activities			(127)	(109)
Net cash provided by (used in) financing activities from continuing operations		5,957	9,595	18,506
Net increase (decrease) in cash and cash equivalents		1,242	(614)	174
Cash and cash equivalents, beginning of year		565	1,179	1,005
Cash and cash equivalents, end of year		1,807	565	1,179
Supplemental disclosure of cash flow information:
Interest paid		3,818	3,779	3,654
Non-cash transactions:
Property and equipment additions acquired through capital leases		136
Property and equipment and intangible assets additions included in accounts payable and accrued liabilities		$ 977	$ 570	$ 4,300

[1]	In fiscal 2021, the Company corrected an immaterial error in the comparative 2020 statement of cash flows by presenting the cash received for leasehold inducements as cash flows provided by operating activities, rather than the previous classification of cash flows provided by financing activities. The Company assessed the materiality of this error in accordance with the SEC’s Staff Accounting Bulletin No. 99, Materiality and, based on an analysis of quantitative and qualitative factors, determined that the correction was not material to its consolidated financial statements.